Investment in Associates and Joint Ventures - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Associate	Dec. 31, 2017 USD ($) Associate	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)
Disclosure of investment in associates and joint ventures [line items]
Description of valuation techniques used for associates and joint ventures	All associates and joint ventures are accounted for using the equity method.
Joint venture [member]
Disclosure of investment in associates and joint ventures [line items]
Distribution received by group	$ 32
111 East 48th Street Holdings LLC [member]
Disclosure of investment in associates and joint ventures [line items]
Material associate investment interest	19.90%
Name of associate	111 East 48th Street Holdings LLC (19.9%)
Barclay associate [member]
Disclosure of investment in associates and joint ventures [line items]
Impairment charges		$ 18	$ 16
Explanation of impairment charge	Impairment charges of $18m and $16m in 2017 and 2016 respectively, related to the Barclay associate (see below) and resulted from the depressed trading outlook for the New York hotel market and the high costs of renovating the hotel.	Impairment charges of $18m and $16m in 2017 and 2016 respectively, related to the Barclay associate (see below) and resulted from the depressed trading outlook for the New York hotel market and the high costs of renovating the hotel.
Explanation of period over which management has projected cash flows	The hotel was appraised by a professional external valuer using an income capitalisation approach which is a discounted cash flow technique that measures the present value of projected income flows (over a 10-year period) and the reversion of the property sale.	The hotel was appraised by a professional external valuer using an income capitalisation approach which is a discounted cash flow technique that measures the present value of projected income flows (over a 10-year period) and the reversion of the property sale.
Discount rate applied to cash flow projections	7.30%		7.30%
Terminal capitalisation rate	6.30%		6.00%
Number of material associate | Associate	1	1
Material associate investment interest	19.90%	19.90%
Description of nature of entity's relationship with associate	The Group held one material associate investment at 31 December 2017, a 19.9% interest in 111 East 48th Street Holdings, LLC (the Barclay associate) which owns InterContinental New York Barclay, a hotel managed by the Group. The hotel reopened for trading in April 2016 following a major renovation. The investment is classified as an associate and equity accounted as the Group has the ability to exercise significant influence through certain decision rights and its involvement in the hotel renovation and financing of the entity.
Investment in conjunction with refinancing				$ 43
Indemnity for related obligations				100.00%
Barclay associate [member] | 111 East 48th Street Holdings LLC [member]
Disclosure of investment in associates and joint ventures [line items]
Name of associate	111 East 48th Street Holdings, LLC
Material associate investment interest held by majority member	80.10%